Summary of Significant Accounting Policies - Additional Information (Detail)			1 Months Ended					9 Months Ended		12 Months Ended
	Jul. 11, 2016 shares	Dec. 30, 2015 USD ($)	Dec. 28, 2016 shares	Sep. 16, 2016 shares	Jun. 01, 2016 shares	Mar. 30, 2016 shares	Oct. 31, 2014	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) shares	Dec. 31, 2015 USD ($) Agreement Customer $ / shares shares	Dec. 31, 2014 USD ($) Customer $ / shares shares	Dec. 11, 2015 $ / shares
Summary Of Significant Accounting Policies [Line Items]
Common Stock Per Share | $ / shares								$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Conversion and Exchange Ratio								the conversion and exchange ratios were adjusted for the effect of the reverse stock splits such that upon conversion each 168,000 shares of Series E Preferred Stock will now be converted into four shares of common stock and each 168,000 of Class A, Class B, Series B, common warrants and options will now be exercisable into one share of common stock. The Series D and 2015 Subordination Warrants conversion ratio has been adjusted such that each 2,800 of the Series D and Subordination Warrants will now be exercisable into one share of common stock. The Series G, Series H and 2016 Subordination Warrants conversion ratio has been adjusted such that each 80 of the Series G, Series H and 2016 Subordination Warrants will now be exercisable into one share of common stock		the conversion and exchange ratios were adjusted as a result of the reverse stock split such that upon conversion each 60 shares of Series E Preferred Stock will be converted into four shares of common stock and upon exercise each 60 warrants or options will be converted into one share of common stock.
Cash, FDIC Insured Amount | $										$ 250,000
Convertible notes payable, principal | $		$ 22,100,000
Proceeds from issuance of convertible notes payable | $								$ 5,451,163	$ 0	4,135,000	$ 100,000
Cash, Restricted | $								$ 44,859,005		13,800,000	0
Allowance for doubtful accounts receivable, current | $										$ 16,892	5,482
Number of licensing and royalty agreements | Agreement										2
Intangible assets amortization period										7 years
Total intangible assets | $										$ 600,000	600,000
Accumulated amortization | $										480,829	383,420
Amortization of intangible assets | $										$ 97,407	$ 117,445
Dilutive shares excluded from computation of earnings per share								170,007	1	33	0
Net cash used in operating activities | $								$ (24,138,118)	$ (14,847,494)	$ (20,669,754)	$ (12,397,418)
Common Stock, Shares Authorized								200,000,000		200,000,000	50,000,000
Options
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted				168,000
Subsequent Event
Summary Of Significant Accounting Policies [Line Items]
Conversion and Exchange Ratio			the conversion and exchange ratios were adjusted for the cumulative effect of all reverse stock splits such that upon conversion each 12.6 million shares of Series E Preferred Stock will now be converted into one share of common stock and upon exercise each 50.4 million Common, Class A, Class B, Series A, Series B and Series C Warrants or options will now be converted into one share of common stock. The Series D and Subordination Warrants conversion ratio has been adjusted such that upon exercise each 840,000 of the Series D and Subordination Warrants will now be converted into one share of common stock
Conversion of Stock, Shares Converted						2,100
Series D Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Conversion Of Preferred Stock To Common Stock Conversion Ratio							200				10,080,000,000
Series E Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted				168,000				13,967		2,650,403
March 30, 2016 | Series E Preferred Stock [Member] | Subsequent Event
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted						2,100
September 16, 2016 | Series E Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Conversion and Exchange Ratio										the conversion and exchange ratios were adjusted for the cumulative effect of all reverse stock splits such that upon conversion each 42,000 shares of Series E Preferred Stock will now be converted into one share of common stock and upon exercise each 168,000 Common, Class A, Class B, Series A, Series B and Series C Warrants or options will now be converted into one share of common stock. The Series D and Subordination Warrants conversion ratio has been adjusted such that upon exercise each 2,800 of the Series D and Subordination Warrants will now be converted into one share of common stock
Conversion of Stock, Shares Converted										42,000
December 28, 2016
Summary Of Significant Accounting Policies [Line Items]
Conversion and Exchange Ratio										However, the conversion and exchange ratios were adjusted for the cumulative effect of all reverse stock splits such that upon conversion each 12.6 million shares of Series E Preferred Stock will now be converted into one share of common stock and upon exercise each 50.4 million Common, Class A, Class B, Series A, Series B and Series C Warrants or options will now be converted into one share of common stock. The Series D and Subordination Warrants conversion ratio has been adjusted such that upon exercise each 840,000 of the Series D and Subordination Warrants will now be converted into one share of common stock (see NOTE 11 WARRANTS).
Common Stock, Shares Authorized										1,500,000,000
December 28, 2016 | Series E Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted										12,600,000
Accounts Receivable | Customer Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage										17.00%	30.00%
Number of customers | Customer										1	1
Sales Revenue | Customer Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage											11.00%
Number of customers | Customer										0	1
Senior Secured Convertible Note
Summary Of Significant Accounting Policies [Line Items]
Convertible notes payable, principal | $										$ 22,100,000
Series D Warrant
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted				2,800				840,000		2,800,000,000
Series D Warrant | December 28, 2016
Summary Of Significant Accounting Policies [Line Items]
Conversion Of Preferred Stock To Common Stock Conversion Ratio										840,000
Class A Warrant
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted				168,000				50,400,000		50,400,000	50,400,000
Class A Warrant | December 28, 2016
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted										50,400,000
Class B Warrant
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted				168,000				50,400,000		50,400,000	50,400,000
Class B Warrant | December 28, 2016
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted										50,400,000
Series A Warrants | December 28, 2016
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted										50,400,000
Series B Warrant
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted				168,000				50,400,000		50,400,000
Series B Warrant | December 28, 2016
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted										50,400,000
Class C Warrants | December 28, 2016
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted										50,400,000
Common Warrants
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted				168,000				50,400,000		168,000,000,000	50,400,000
Series G Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted	85,000			80	24,000			24,000
Series H Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted				80				24,000
2016 Subordination Warrants
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted				80				24,000
Securities Purchase Agreement | Senior Secured Convertible Note
Summary Of Significant Accounting Policies [Line Items]
Convertible notes payable, principal | $		22,100,000
Note agreement carrying value | $		18,400,000
Subordination Warrants
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted				2,800
Subordination Warrants | March 30, 2016
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted										35
Subordination Warrants | December 28, 2016
Summary Of Significant Accounting Policies [Line Items]
Conversion Of Preferred Stock To Common Stock Conversion Ratio										840,000
Subordination Warrants | Series D Warrant
Summary Of Significant Accounting Policies [Line Items]
Proceeds from issuance of convertible notes payable | $		4,600,000								$ 4,600,000
Cash, Restricted | $		$ 13,800,000
Common Stock
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split ratio, Description										each sixty shares of common stock was replaced with one share of common stock
Common Stock, Shares Authorized			1,500,000,000
Common Stock | Options
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted				1
Common Stock | Series E Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted								13,967		2,650,403
Common Stock | March 30, 2016 | Series D Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Conversion Of Preferred Stock To Common Stock Conversion Ratio										35
Common Stock | September 16, 2016
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split ratio, Description										each eighty shares of common stock was replaced with one share of common stock
Common Stock | December 28, 2016
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split ratio, Description										each three hundred shares of common stock was replaced with one share of common stock
Conversion of Stock, Shares Converted										50,400,000
Common Stock | Debt Instrument, Redemption, Period Two [Member]
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split ratio, Description										each thirty-five shares of common stock was replaced with one share of common stock
Common Stock | Series D Warrant
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted				1
Common Stock | Class A Warrant
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted				1
Common Stock | Class B Warrant
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted				1
Common Stock | Series B Warrant
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted				1
Common Stock | Common Warrants
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted				1
Common Stock | Series G Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted				1
Common Stock | Series H Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted				1
Common Stock | 2016 Subordination Warrants
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted				1
Common Stock | Subordination Warrants
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted				1
Scenario, Previously Reported
Summary Of Significant Accounting Policies [Line Items]
Common Stock Per Share | $ / shares												$ 0.001
Restatement Adjustment [Member]
Summary Of Significant Accounting Policies [Line Items]
Net cash used in operating activities | $										$ 786,238
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets										3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets										10 years